April 1, 2012

Dreyfus BASIC Money Market Fund, Inc.

Dreyfus BASIC U.S. Government Money Market Fund

Dreyfus Municipal Bond Opportunity Fund

Dreyfus New York AMT-Free Municipal Bond Fund

Dreyfus State Municipal Bond Funds:

Dreyfus Connecticut Fund

Dreyfus Maryland Fund

Dreyfus Massachusetts Fund

Dreyfus Minnesota Fund

Dreyfus Ohio Fund

Dreyfus Pennsylvania Fund

Dreyfus Premier Worldwide Growth Fund, Inc.

Dreyfus Worldwide Growth Fund

General California Municipal Money Market Fund

General Government Securities Money Market Funds, Inc.:

General Government Securities Money Market Fund

General Treasury Prime Money Market Fund

General Money Market Fund, Inc.

General Municipal Money Market Funds, Inc.:

General Municipal Money Market Fund
General New York Municipal Money Market Fund

Supplement to Statement of Additional Information

Dated July 1, 2011, as revised or amended, September 1, 2011, March 1, 2012 and April 1, 2012

The Statement of Additional Information for the funds listed above, dated July 1, 2011, as revised or amended September 1, 2011, March 1, 2012 and April 1, 2012 is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect. Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visiting www.dreyfus.com or calling 1-800-DREYFUS (1-516-794-5452 outside the U.S.).